Ordinary Shares - Additional Information (Details) - $ / shares		12 Months Ended
	Apr. 03, 2018	Dec. 31, 2022	Oct. 27, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 08, 2021	Dec. 21, 2020	Aug. 14, 2020
Class Of Stock [Line Items]
Common stock, shares authorized	100,000,000,000
Common stock, capital shares reserved for future issuance	1,000,000,000
Common stock, par value per share	$ 0.00001
Common stock conversion basis		Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized	94,000,000,000	94,000,000,000			94,000,000,000
Common stock, par value per share		$ 0.00001			$ 0.00001
Number of voting rights entitlement per ordinary shares	one
Common stock, shares issued		3,246,481,443	971,042	304,705,874	2,940,101,566			10,917,811
Common stock, shares outstanding		3,047,568,900			2,722,361,459
Common stock, shares deemed issued but not outstanding		198,912,543
Class A Ordinary Shares | Follow-on Offering
Class Of Stock [Line Items]
Common stock, shares issued							280,000,000
ADS equivalent							40,000,000
Class A Ordinary Shares | Over-Allotment Option
Class Of Stock [Line Items]
Common stock, shares issued						32,163,292
ADS equivalent						4,594,756
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized	5,000,000,000	5,000,000,000			5,000,000,000
Common stock, par value per share		$ 0.00001			$ 0.00001
Number of voting rights entitlement per ordinary shares	ten
Common stock, shares issued		3,041,097,278		164,705,882	2,876,391,396
Common stock, shares outstanding		3,041,097,278			2,876,391,396